FINANCIAL INSTRUMENTS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	R$ 69,250	R$ (48,556)	R$ (439)
Fair value market amoount receivable / payable	199,279
Appreciation asset position	6,212,785
Appreciation liability position	R$ (6,023,073)
Exchange Rate Swap Dollar Euro [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Impact on financial income (expenses)			7,119
Exchange Rate Swap Dollar Real [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Impact on financial income (expenses)		176,991	37,322
Exchange rate swap CDI x Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 31,469	43,817	(9,960)
Exchange Rate Swap Dollar Euro One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	5/2/2024
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 9,567
Notional amount	20,000
Fair value market amoount receivable / payable	R$ 9,567
Exchange Rate Swap C D I Dollar One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	10/4/2028
Functional Currency	Real
Impact on financial income (expenses)	R$ 12,122
Notional amount	680,000
Fair value market amoount receivable / payable	12,123
Appreciation asset position	748,622
Appreciation liability position	R$ (736,499)
Exchange Rate Swap Dollar Real One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	10/6/2027
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 96,602	(11,467)
Notional amount	115,000
Fair value market amoount receivable / payable	(60,468)
Appreciation asset position	572,648
Appreciation liability position	(633,116)
Total Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	(43,444)	209,341	34,481
Notional amount	815,000
Fair value market amoount receivable / payable	(38,778)
Appreciation asset position	1,321,270
Appreciation liability position	R$ (1,369,615)
Interest Rate Debentures C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2031
Functional Currency	Real
Impact on financial income (expenses)	R$ 55,829	(67,471)	(17,432)
Notional amount	576,448
Fair value market amoount receivable / payable	54,271
Appreciation asset position	681,828
Appreciation liability position	R$ (627,557)
Interest Rate Debentures C D I I P C A One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2032
Functional Currency	Real
Impact on financial income (expenses)	R$ 5,842	(36,571)
Notional amount	745,000
Fair value market amoount receivable / payable	37,380
Appreciation asset position	859,068
Appreciation liability position	R$ (821,688)
Interest Rate Debentures C D I I P C A Two [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2036
Functional Currency	Real
Impact on financial income (expenses)	R$ 49,964	(25,057)	(17,488)
Notional amount	423,552
Fair value market amoount receivable / payable	7,474
Appreciation asset position	479,374
Appreciation liability position	R$ (471,900)
Interest Rate Debentures C D I I P C A Three [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2037
Functional Currency	Real
Impact on financial income (expenses)	R$ (53,027)	(25,579)
Notional amount	655,382
Fair value market amoount receivable / payable	9,076
Appreciation asset position	706,622
Appreciation liability position	R$ (697,546)
Interest Rate Debentures C D I I P C A Four [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	02/16/2032
Functional Currency	Real
Impact on financial income (expenses)	R$ 22,690	(24,089)
Notional amount	600,000
Fair value market amoount receivable / payable	60,949
Appreciation asset position	699,420
Appreciation liability position	R$ (638,471)
Interest Rate Debentures C D I I P C A Five [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	2/12/2032
Functional Currency	Real
Impact on financial income (expenses)	R$ 16,462	(79,130)
Notional amount	600,000
Fair value market amoount receivable / payable	53,973
Appreciation asset position	707,137
Appreciation liability position	R$ (653,164)
Interest Rate Debentures C D I I P C A Six [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2030
Functional Currency	Real
Impact on financial income (expenses)	R$ 8,806
Notional amount	325,384
Fair value market amoount receivable / payable	8,806
Appreciation asset position	346,536
Appreciation liability position	R$ (337,730)
Interest Rate Debentures C D I I P C A Seven [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2033
Functional Currency	Real
Impact on financial income (expenses)	R$ 7,153
Notional amount	183,185
Fair value market amoount receivable / payable	7,153
Appreciation asset position	202,594
Appreciation liability position	R$ (195,441)
Interest Rate Debentures C D I I P C A Eight [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/14/2038
Functional Currency	Real
Impact on financial income (expenses)	R$ (1,025)
Notional amount	203,620
Fair value market amoount receivable / payable	(1,025)
Appreciation asset position	208,937
Appreciation liability position	(209,962)
Total Interest Rate Debentures C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	112,694	R$ (257,897)	R$ (34,920)
Notional amount	4,312,571
Fair value market amoount receivable / payable	238,057
Appreciation asset position	4,891,515
Appreciation liability position	R$ (4,653,458)